Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deposits Details
Noninterest-bearing demand deposits	$ 102,243	$ 101,861
Interest-bearing demand deposits	64,560	66,569
Money market deposits	75,110	60,806
Savings deposits	63,681	63,406
Local certificates of deposit	112,533	130,057
Brokered certificates of deposit		1,500
Total deposits	$ 418,127	$ 424,199